Investment Objectives and Goals - Alpha Brands(TM) Consumption Leaders ETF	May 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ALPHA BRANDS™ ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Alpha Brands™ Consumption Leaders ETF (the “Fund”) has a primary investment objective to seek long-term capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek to preserve capital during adverse market conditions.